Contingent assets, liabilities and other contractual obligations	12 Months Ended
Dec. 31, 2018
Contingent assets, liabilities and other contractual obligations
Contingent assets, liabilities and other contractual obligations

Note 22 - Contingent assets, liabilities and other contractual obligations

Contingent assets include potential future milestone payments. Contingent liabilities and other contractual obligations include contractual obligations related to agreements with contract research organizations (CROs) and lease commitments.

Accounting policies

Contingent assets and liabilities are disclosed, unless the possibility of an outflow of resources embodying economic benefits is remote.

At December 31, 2018, Zealand is eligible for a payment from Sanofi of up to USD 15.0 million, expected in 2020. However, it is Management’s opinion that the amount of any payment cannot be determined on a sufficiently reliable basis, and therefore have not recognized an asset in the statement of financial position of the Group.

At December 31, 2018, total contractual obligations related to agreements with CROs amounted to DKK 245.6 million (DKK 156.4 million for 2019 and DKK 89.2 million for the years 2020 up to and including 2022).

At December 31, 2017, total contractual obligations related to agreements with CROs amounted to DKK 76.6 million (DKK 52.6 million for 2018 and DKK 24.0 million for the years 2019 up to and including 2020).

Accounting policies

Lease agreements are classified as either finance or operating leases based on the criteria in IAS 17 Leases. Lease payments under operating leases and other rental agreements are recognized in the income statement over the term of the agreements. The Group has not entered into any finance leases.

DKK thousand	2018	2017
Total future minimum lease payments related to operating lease agreements:
Within 1 year	6,945	4,292
1-3 years	31,098	2,593
4-5 years	29,464	117
Total	67,507	7,002

Operating lease agreements include rental agreement of building, company cars and office equipment. Based on management’s analysis according to the accounting policy, all leases have been determined to be operating lease commitments.

The leases are subject to terms of interminability of between 6 and 156 months.

In 2018, DKK 7.9 million (2017: DKK 7.4 million and 2016: DKK 7.4 million) was recognized as an expense in the income statement, with DKK 6.7 million (2017: DKK 6.1 million and 2016: DKK 6.1 million) allocated to Research and development expenses and DKK 1.2 million (2017: DKK 1.3 million and 2016: DKK 1.3 million) to Administrative expenses.